Business and summary of significant accounting policies	9 Months Ended
Sep. 30, 2013
Business and summary of significant accounting policies [Abstract]
Business and summary of significant accounting policies

Note 1 - Business and summary of significant accounting policies:

Principles of consolidation:

The accompanying consolidated financial statements of THE ONE GROUP, LLC and Subsidiaries include the accounts of THE ONE GROUP, LLC ("THE ONE GROUP") and its subsidiaries, Little West 12 th LLC ("Little West 12 th" ), One-LA, L.P. ("One LA"), Bridge Hospitality, LLC ("Bridge"), STK-LA, LLC ("STK-LA"), WSATOG (Miami), LLC ("WSATOG"), STK Miami Service, LLC ("Miami Services"), STK Miami, LLC ("STK Miami"), Basement Manager, LLC ("Basement Manager"), JEC II, LLC ("JEC II"), One TCI Ltd. ("One TCI"), One Marks, LLC ("One Marks"), MPD Space Events LLC ("MPD"), One 29 Park Management, LLC ("One 29 Park Management"), STK-Midtown Holdings, LLC ("Midtown Holdings"), STK Midtown, LLC ("STK Midtown"), STKout Midtown, LLC ("STKout Midtown"), STK Atlanta, LLC ("STK Atlanta"), STK-Las Vegas, LLC ("STK Vegas"), One Atlantic City, LLC ("One Atlantic City"), Asellina Marks LLC ("Asellina Marks") , Heraea Vegas, LLC ("Heraea"), Xi Shi Las Vegas, LLC ("Xi Shi Las Vegas"), T.O.G (UK) Limited ("TOG UK"), Hip Hospitality Limited ("Hip Hospitality UK"), T.O.G (Aldwych) Limited ("TOG Aldwych"), CA (Aldwych) Limited ("CA Aldwych "), BBCLV, LLC ("BBCLV") and STK DC, LLC ("STK DC"). The entities are collectively referred to herein as the "Company" or "Companies," as appropriate, and are consolidated on the basis of common ownership and control. All significant intercompany balances and transactions have been eliminated in consolidation.

Nature of business:

THE ONE GROUP is a limited liability company ("LLC") formed on December 3, 2004 under the laws of the State of Delaware. THE ONE GROUP is a management company, as well as holds a majority interest in the entities noted above. As per the LLC Operating Agreement of THE ONE GROUP, such LLC is set to expire on December 31, 2099.

Little West 12 th is an LLC formed on February 28, 2005 under the laws of the State of Delaware. Little West 12 th , which commenced operations on September 8, 2006, operates a restaurant known as STK located in New York, New York. As per the LLC Operating Agreement of Little West 12 th , such LLC is set to expire on December 31, 2099. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 61.22% interest in this entity.

One LA is a limited partnership formed on April 20, 2006 under the laws of the State of New York. One LA, which commenced operations on June 20, 2007, operated a restaurant known as One Restaurant located in West Hollywood, California. As per the LLC Operating Agreement of One LA, such LLC is set to expire on December 31, 2099. However, on August 1, 2009, One LA ceased operations. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 78.47% interest in this entity.

Bridge is an LLC formed on January 4, 2005 under the laws of the State of California. Bridge operates a restaurant, bar and lounge known as STK and Coco de Ville located in Los Angeles, California. STK commenced operations on February 24, 2008 and Coco de Ville commenced operations on May 13, 2008. On January 15, 2011, Coco de Ville ceased operations. As per the LLC Operating Agreement of Bridge, such LLC is set to expire on December 31, 2057. As of September 30, 2013 and December 31, 2012, STK-LA has a 77% interest in this entity.

STK-LA, which is wholly-owned by THE ONE GROUP, is an LLC formed on May 31, 2007 under the laws of the State of New York. STK-LA has a 77% interest in Bridge. As per the LLC Operating Agreement of STK-LA, such LLC is set to expire on December 31, 2099.

WSATOG is an LLC formed on October 18, 2007 under the laws of the State of Delaware. WSATOG is a holding company that owns 100% of Miami Services and STK Miami. As per the LLC Operating Agreement of WSATOG, such LLC is set to exist in perpetuity. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 60% interest in this entity. On October 23, 2013 THE ONE GROUP executed a Transfer Agreement in which it purchased the remaining 40% interest in WSATOG from the previous minority shareholder for $1,800,000.

Miami Services, which is wholly-owned by WSATOG, is an LLC formed in October 18, 2007 under the laws of the State of Florida. Miami Services, which commenced operations on March 24, 2008, operates a food and beverage service through The Perry Hotel located in Miami Beach, Florida. As per the LLC Operating Agreement of Miami Services, such LLC is set to exist in perpetuity.

STK Miami, which is wholly-owned by WSATOG, is an LLC formed on October 18, 2007 under the laws of the State of Florida. STK Miami operates a restaurant, bar and lounge known as STK and Coco de Ville located in Miami Beach, Florida. STK commenced operations on January 4, 2010 and Coco de Ville commenced operations on February 4, 2010. On July 3, 2011, Coco de Ville ceased operations. As per the LLC Operating Agreement of STK Miami, such LLC is set to exist in perpetuity.

Basement Manager is an LLC formed on January 12, 2006 under the laws of the State of New York. Basement Manager, which commenced operations on August 25, 2006, operates a nightclub known as Tenjune located in New York, New York. As per the LLC Operating Agreement of Basement Manager, such LLC is set to expire on December 31, 2099. As of September 30, 2013 Little West 12th has a 61% interest in this entity and at December 31, 2012, Little West 12 th has a 55% interest in this entity.

JEC II is an LLC formed on May 28, 2003 under the laws of the State of New York. JEC II, which commenced operations on December 2, 2003, operated a restaurant known as One Restaurant located in New York, New York. In 2010, JEC II changed its concept and name of the restaurant to The Collective. On June 11, 2011, JEC II ceased operations. As per the LLC Operating Agreement of JEC II, such LLC is set to expire on December 31, 2099. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 96.14% interest in this entity; prior to January 1, 2012 this entity was controlled by the Company.

One TCI, which is wholly-owned by THE ONE GROUP, was formed on December 19, 2008 in Turks and Caicos Islands, British West Indies. One TCI, which commenced operations in 2009, held a management agreement with a hotel in Turks and Caicos to operate and manage the food and beverage operations in that hotel. One TCI ceased operations on October 31, 2011.

One Marks is an LLC formed on December 7, 2004 under the laws of the State of Delaware to hold the "One" trademark . It is management's intent that such LLC will continue in existence in perpetuity. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 95.09% interest in this entity.

MPD, which is wholly-owned by Little West 12 th , is an LLC formed in October 24, 2005 under the laws of the State of New York. MPD commenced operations on June 13, 2011 and operates the STK rooftop in New York, New York. It is management's intent that such LLC will continue in existence in perpetuity.

One 29 Park Management, which is wholly-owned by THE ONE GROUP, is an LLC formed on April 22, 2009 under the laws of the State of New York. One 29 Park Management owns ten percent of One 29 Park, LLC, which operates a restaurant and manages the rooftop of a hotel located in New York, New York . Operations for One 29 Park Management commenced on August 18, 2010. As per the LLC Operating Agreement of One 29 Park Management, such LLC is set to exist in perpetuity.

Midtown Holdings is an LLC formed on February 9, 2010 under the laws of the State of New York. Midtown Holdings owns 100% of STK Midtown and STKout Midtown. As per the LLC Operating Agreement of Midtown Holdings, such LLC is set to expire on December 31, 2099. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 73% interest in this entity.

STK Midtown, which is wholly-owned by Midtown Holdings, is an LLC formed on December 30, 2009 under the laws of the State of New York. STK Midtown, commenced operations on December 7, 2011 and operates a restaurant known as STK located in New York City, New York . It is management's intent that such LLC will continue in existence in perpetuity.

STKout Midtown, which is wholly-owned by Midtown Holdings, is an LLC formed on December 30, 2009 under the laws of the State of New York. STKout Midtown, commenced operations on March 28, 2012 and operates a kiosk known as STKout in New York, New York. It is management's intent that such LLC will continue in existence in perpetuity. STKout Midtown ceased operations in 2013.

STK Atlanta, which is wholly-owned by THE ONE GROUP, is an LLC formed on December 9, 2009 under the laws of the State of Georgia. STK Atlanta, operates two restaurants known as STK and Cucina Asellina located in Atlanta, Georgia. STK commenced operations on December 15, 2011 and Cucina Asellina commenced operations on February 20, 2012. It is management's intent that such LLC will continue in existence in perpetuity.

STK Vegas, which is wholly-owned by THE ONE GROUP, is an LLC formed on November 13, 2009 under the laws of the State of Nevada. STK Vegas manages a restaurant known as STK located at the Cosmopolitan Hotel in Las Vegas, Nevada which commenced operations on December 15, 2010. It is management's intent that such LLC will continue in existence in perpetuity.

One Atlantic City, which is wholly-owned by THE ONE GROUP, is an LLC formed on January 31, 2012 under the laws of the State of New Jersey. One Atlantic City commenced operations on April 9, 2012 and operated a restaurant known as ONE in Atlantic City, New Jersey. It is management's intent that such LLC will continue in existence in perpetuity. One Atlantic City ceased operations on December 11, 2012.

Asellina Marks is an LLC formed on December 5, 2011 under the laws of the State of Delaware to hold the "Asellina" trademark . It is management's intent that such LLC will continue in existence in perpetuity. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 50% interest in this entity.

Heraea, which is wholly-owned by THE ONE GROUP, is an LLC formed on May 1, 2012 under the laws of the State of Nevada. Heraea commenced operations in February 2013 and operates a restaurant in Las Vegas, Nevada. It is management's intent that such LLC will continue in existence in perpetuity.

Xi Shi Las Vegas, which is wholly-owned by THE ONE GROUP, is an LLC formed on August 14, 2012 under the laws of the State of Nevada. Xi Shi Las Vegas is expected to commence operations in 2013 in Las Vegas, Nevada. It is management's intent that such LLC will continue in existence in perpetuity.

TOG UK was formed on July 6, 2010 under the laws of the United Kingdom. TOG UK is a holding company that owns 100% of TOG Aldwych and CA Aldwych, as well as majority interest in Hip Hospitality UK. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 50.01% interest in this entity.

Hip Hospitality UK was formed on May 13, 2010 under the laws of the United Kingdom. Hip Hospitality UK is a management company that manages and operates the food and beverage operations in the Hippodrome Casino in London. Operations in the casino commenced in 2012. As of September 30, 2013 and December 31, 2012, TOG UK has a 70% interest in this entity.

TOG Aldwych , which is wholly-owned by TOG UK, was formed on April 18, 2011 under the laws of the United Kingdom. TOG Aldwych is a management company that manages and operates a restaurant, bar and lounges in the ME Hotel in London. Operations at these venues within the hotel commenced in 2012.

CA Aldwych , which is wholly-owned by TOG UK, was formed on July 4, 2012 under the laws of the United Kingdom. CA Aldwych is a management company that will manage and operate a restaurant known as Cucina Asellina in the ME Hotel in London. Operations at the restaurant are expected to commence in 2013.

BBCLV is an LLC formed on March 8, 2012 under the laws of the State of Nevada. BBCLV commenced operations on October 31, 2012 and operates a restaurant known as Bagatelle in Las Vegas, Nevada. It is management's intent that such LLC will continue in existence in perpetuity. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 84.70% and 78.60% interest in this entity, respectively. In July 2013, BBCLV ceased operations.

STK DC, which is wholly-owned by THE ONE GROUP, is an LLC formed on November 20, 2012 under the laws of the State of Delaware. STK DC will operate a restaurant known as STK in Washington, DC. It is management's intent that such LLC will continue in existence in perpetuity. As of September 30, 2013 and December 31, 2012, THE ONE GROUP has a 93.5% and 100% interest in this entity, respectively .

Unaudited interim financial information:

The accompanying consolidated balance sheet as of September 30, 2013, the consolidated statements of operations and comprehensive loss, changes in equity, and cash flows for the nine months ended September 30, 2013 and 2012 are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position and results of operations and cash flows for the nine months ended September 30, 2013 and 2012. The financial data and the other information disclosed in these notes to the condensed consolidated financial statements related to these nine month periods are unaudited. Certain information and disclosures included in the annual consolidated financial statements have been omitted for the interim periods disclosed pursuant to the rules and regulations of the SEC. The results of the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other interim period or other future year.

Restatement:

Subsequent to the issuance of the 2011 consolidated financial statements on July 26, 2012, it was determined that certain entities included in the consolidated financial statements did not meet the requirements to be consolidated. Further, as a result, the Company restated its previously issued consolidated financial statements for the year ended December 31, 2011.

In addition to correcting the error noted previously, the Company has made certain reclassifications to the 2011 consolidated financial statements to conform to the 2012 presentation.

In order to correct the items described above, the 2011 consolidated financial statements were restated as follows:

Consolidated Balance Sheet

December 31, 2011

	As Originally Reported	Other Reclassifications	Effect of Correction of Error	As Restated

Current assets	$5,612,436		$(68,947)	$5,543,489
Property and equipment, net	$20,701,603		$(1,699,611)	$19,001,992
Investments	$419,000		$1,412,531	$1,831,531
Other assets	$1,183,469		$1,470	$1,184,939
Total assets	$27,916,508		$(354,557)	$27,561,951

Current liabilities	$6,170,115	$1,250,000	$(41,848)	$7,378,267
Other liabilities	$12,580,642	$(1,250,000)	$-	$11,330,642
Total liabilities	$18,750,757	$-	$(41,848)	$18,708,909

Members' Equity:
The One Group LLC members' equity	$1,554,292		$200,971	$1,755,263
Noncontrolling interest	$7,611,459		$(513,680)	$7,097,779
Total equity	$9,165,751		$(312,709)	$8,853,042

Total liabilities and members equity	$27,916,508		$(354,557)	$27,561,951

Consolidated Statement of Operations and Comprehensive Income

Year Ended December 31, 2011

	As Originally Reported	Reclass- ifications for Discontinued Operations	Other Reclass- ifications	Effect of Correction of Error	As Restated

Total revenues	$42,822,529		$3,269,132		$46,091,661
Food and beverage costs	$(10,532,896)		$20,492		$(10,512,404)
Unit operating expenses	$(24,779,728)		$(2,090,205)		$(26,869,933)
General and administrative , net	$(4,154,520)		$2,294,793	$14	$(1,859,713)
Management and royalty fees	$2,120,701		$(2,436,279)	$(75,711)	$(391,289)
Pre-opening expenses	$(2,162,639)	$322,061		$658,191	$(1,182,387)
Equity in (income) of Subsidiaries	$-			$(95,202)	$(95,202)
Other (income) expense	$1,073,896	$(97,753)	$(1,057,933)	$-	$(81,790)
Income (loss) from continuing operations before provision for income taxes	$2,239,314	$224,308		$487,291	$2,950,913
Income from continuing Operations	$2,043,081	$224,308		$487,291	$2,754,680
Discontinued operations	$(663,373)	$(224,308)			$(887,681)
Net income	$1,379,708			$487,291	$1,866,999
Less: net income attributable to noncontrolling interest	$577,706			$286,320	$864,026
Net income attributable to The One Group, LLC and Subsidiaries	$802,002			$200,971	$1,002,973

Consolidated Statement of Changes in Members' Equity

Year Ended December 31, 2011

	As Originally Reported	Effect of Correction of Error	As Restated
The One Group, LLC and Subsidiaries equity:
Net income	$802,002	$200,971	$1,002,973
Totals	$1,554,292	$200,971	$1,755,263
Noncontrolling interest:
Net income	$577,706	$286,320	$864,026
Members' contributions	$957,000	$(800,000)	$157,000
Totals	$7,611,459	$(513,680)	$7,097,779

Total equity	$9,165,751	$(312,709)	$8,853,042

Statement of Cash Flows

Year Ended December 31, 2011

	As Originally Reported	Effect of Correction of Error	As Restated
Operating activities:
Net income	$1,379,708	$487,291	$1,866,999
Loss on equity method investment	$-	$95,202	$95,202
Changes in operating assets and liabilities:
Current assets	$(252,252)	$159,530	$(92,722)
Current liabilities	$1,746,005	$(50,357)	$1,695,648
Other assets	$(30,501)	$51,031	$20,530
Net cash provided by operating activities	$5,733,960	$742,697	$6,476,657

Investing activities:
Purchase of property and equipment	$(9,160,949)	$1,699,611	$(7,461,338)
Investments in unconsolidated investees	$51,000	$(1,507,733)	$(1,456,733)
Due from related parties	$(131,188)	$(98,667)	$(229,855)
Other	$52,501	$(52,501)	$-
Net cash provided by (used in) investing activities	$(9,188,636)	$40,710	$(9,147,926)

Financing activities:
Cash overdraft	$12,135	$8,510	$20,645
Contributions from members	$957,000	$(800,000)	$157,000
Net cash provided by (used in) financing activities	$2,908,338	$(791,490)	$2,116,848

Net decrease in cash	$(546,338)	$(8,083)	$(554,421)

Cash and cash equivalents, beginning of year	$2,291,165	$-	$2,291,165

Cash and cash equivalents, end of year	$1,744,827	$(8,083)	$1,736,744

Use of estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments:

Investee companies that are not consolidated, but over which the Company exercises significant influence, are accounted for under the equity method of accounting. Under the equity method of accounting, an Investee company's accounts are not reflected within the Company's consolidated balance sheets and statements of operations and comprehensive (loss) income; however, the Company's share of the earnings or losses of the Investee company is reflected in the caption ''Equity in loss of Investee companies'' in the consolidated statements of operations and comprehensive loss. The Company's carrying value in an equity method Investee company is reflected in the caption ''Investments'' in the Company's consolidated balance sheets.

When the Company's carrying value in an equity method Investee company is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guaranteed obligations of the Investee company. When the Investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized. See Note 8 for names of entities accounted for under the equity method and the Company's percentage interest in such entities.

Fair value of financial instruments:

The carrying amount of cash, receivables, accounts payable, accrued expenses, member loans and line of credit approximate fair value due to the immediate or short-term maturity of these financial instruments. The fair value of notes payable is determined using current applicable rates for similar instruments as of the balance sheet date and approximates the carrying value of such debt.

Cash and cash equivalents:

The Company's cash and cash equivalents are defined as cash and short-term highly liquid investments with an original maturity of three months or less from the date of purchase. The Company's cash and cash equivalents consist of cash in banks as of September 30, 2013 and December 31, 2012 and 2011.

Concentrations of credit risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and accounts receivable, which include credit card receivables. At times, the Company's cash may exceed federally insured limits. At September 30, 2013, the Company has cash balances in excess of federally insured limits in the amount of approximately $327,000. Concentrations of credit risk with respect to credit card receivables are limited. Credit card receivables are anticipated to be collected within three business days of the transaction.

The Company closely monitors the extension of credit to its noncredit card customers while maintaining allowances for potential credit losses, if required. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, if required, based on a history of past write-offs and collections and current credit considerations. The allowance for uncollectible accounts receivable totaled $164,004 at both September 30, 2013 and December 31, 2012 and $0 as of December 31, 2011. The determination of the allowance for uncollectible accounts receivable includes a number of factors, including the age of the accounts, past experience with the accounts, changes in collection patterns and general industry conditions.

As of September 30, 2013, December 31, 2012 and 2011, amounts owed from hotels accounted for approximately 66%, 65% and 37% of accounts receivable, respectively, and amounts owed from the landlord at Midtown accounted for approximately 7%, 6% and 27% of accounts receivable, respectively.

Noncontrolling interest:

Noncontrolling interest related to the Company's ownership interests of less than 100% is reported as noncontrolling interest in the consolidated balance sheets. The noncontrolling interest in the Company' earnings is reported as net income (loss) attributable to the noncontrolling interest in the consolidated statements of operations and comprehensive (loss) income.

Foreign currency translation:

Assets and liabilities of foreign operations are translated into U.S. dollars at year end exchange rates and revenues and expenses are translated at average monthly exchange rates. Gains or losses resulting from the translation of foreign subsidiaries represent other comprehensive income (loss) and are accumulated as a separate component of members' equity. Currency transaction gains or losses are recorded as other income (expense) in the consolidated statements of operations and comprehensive loss amounted to $0 for the nine months ended September 30, 2013 and the years ended December 31, 2012, 2011 and 2010.

Accounts receivable:

Accounts receivable is primarily comprised of normal business receivables such as credit card receivables, landlord contributions, management and incentive fees and other reimbursable amounts due from hotel operators where the Company has a location, and are recorded when the products or services have been delivered or rendered at the invoiced amounts.

Inventory:

The Company's inventory consists of food, liquor and other beverages and is valued at the lower of cost, on a first-in first-out basis, or market.

Property and equipment:

Property and equipment are stated at cost and depreciated using the straight-line method over estimated useful lives as follows:

Computer and equipment	5-7 years
Furniture and fixtures	5-7 years

Restaurant supplies are capitalized during initial year of operations. All supplies purchased subsequent are charged to operations as incurred. Leasehold improvements are amortized on the straight-line method over the lesser of the estimated useful life of the assets or the lease term. Costs of maintenance and repairs are charged to operations as incurred. Any major improvements and additions are capitalized.

Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing a review for impairment, the Company compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment has occurred, the loss would be recognized during that period. The impairment loss is calculated as the difference between the asset carrying values and the present value of estimated net cash flows or comparable market values. No impairment was recognized during the nine months ended September 30, 2013. In 2012, management determined that 100% of the property and equipment for BBCLV were impaired. An impairment charge of $5,059,495 is recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2012.

In 2012, management decided to close One Atlantic City and STKout Midtown due to continuing losses. As a result, certain assets were deemed impaired. An impairment charge of $74,057 is recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2012.

In 2010, management decided to close The Collective due to continuing losses. As a result, all renovations made to the restaurant were deemed impaired and an impairment charge of $304,858 was recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2010.

Deferred rent:

Deferred rent represents the net amount of the excess of recognized rent expense over scheduled lease payments and recognized sublease rental income over sublease receipts. Deferred rent also includes the landlord's contribution towards construction (lease incentive), that will be amortized over the lease term. For rent expense, the Company straight lines the expense.

Pre-opening expenses:

Costs of pre-opening activities are expensed as incurred.

Revenue recognition:

Revenue consists of restaurant sales, management, incentive and royalty fee revenues. The Company recognizes restaurant revenues when goods and services are provided. Revenue for management services (inclusive of incentive fees) are recognized when services are performed or earned and fees are billable. Royalty fees are recognized as revenue in the period the licensed restaurants' revenues are earned.

Deferred revenue:

Deferred revenue represents gift certificates outstanding and deposits on parties. The Company recognizes this revenue when the gift certificates are redeemed and/or the parties are held.

Taxes collected from customers:

The Company accounts for sales taxes collected from customers on a net basis (excluded from revenues).

Income taxes:

The Company is not a taxpaying entity for Federal or state income tax purposes. Accordingly, no Federal or state income tax expense has been recorded in the accompanying consolidated financial statements. Income or loss of the Company is allocated to the members for inclusion in their individual income tax returns. The Company is however, liable for New York City unincorporated business tax. In addition, four of the entities included in the consolidated financial statements are foreign entities (UK entities). These companies remain liable for local statutory taxes which have been provided for in the consolidated financial statements.

The Company accounts for income taxes pursuant to the asset and liability method which requires deferred income tax assets and liabilities to be computed for temporary differences between the consolidated financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the temporary differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company has no unrecognized tax benefits at December 31, 2012 and September 30, 2013. The Company's U.S. Federal, state and local income tax returns prior to fiscal year 2010 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. The Company's foreign income tax returns prior to fiscal year 2011 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company recognizes interest and penalties associated with uncertain tax positions as part of the income tax provision and includes accrued interest and penalties with the related tax liability in the consolidated balance sheets.

Advertising:

The Company expenses the cost of advertising and promotions as incurred. Advertising expense included in continuing operations amounted to $1,614,090, $1,175,101 and $1,552,557 in 2012, 2011 and 2010, respectively.

Comprehensive income (loss):

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The Company's other comprehensive income (loss) is comprised of foreign currency translation adjustments. The amount of other comprehensive loss related to the foreign currency adjustment amounted to $105,711 and $(12,092) as of September 30, 2013 and December 31, 2012, respectively, and $0 as of December 31, 2011.

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The Company believes that the impact of this standard will not have a material impact on its consolidated financial statements.